Investment securities (Tables)	12 Months Ended
Dec. 31, 2022
Investment securities
Schedule of short-term investment

	As of December 31,
	2021	2022
	RMB	RMB
Short-term investments_ Fair value option	3,621,637	2,434,864
Long-term investment securities, net_ Held-to-maturity	—	2,851,966
Long-term investment securities, net_ Available-for-sale	—	557,492
Total	3,621,637	5,844,322